United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/16

Date of Reporting Period: 03/31/16

Item 1. Reports to Stockholders

Annual Shareholder Report
March 31, 2016
Federated Project and Trade Finance Core Fund

A Portfolio of Federated Core Trust III

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Project and Trade Finance Core Fund (the “Fund”),1 based on net asset value for the 12-month reporting period ended March 31, 2016, was 3.46% compared to a return of 0.25% for the 1-Month London InterBank Offered Rate (LIBOR),2 the Fund's broad-based securities market index. The Fund's assets typically pay interest based on a spread to 1-month LIBOR and the weighted average life of the Fund's portfolio was 16.14 months as of the end of the reporting period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the LIBOR.
During the reporting period, the most significant factors affecting the Fund's performance relative to the LIBOR were: (1) the selection of individual securities within each sector and sector diversification; and (2) the relatively high spreads in the market.
Market Overview
The volume of trade finance in USD terms was almost unchanged in 2015 at about USD 19 trillion. This is the fourth consecutive year in which growth in world merchandise trade grew by less than 3%. Trade volume was also quite volatile, declining in the second quarter before rebounding in both developed and developing countries in the second half.
Exports from North America came in below expectations while shipments from Africa, Middle East and the Commonwealth of Independent States3 were stronger than anticipated. European imports were stronger than predicted. Imports to South and Central America declined as a function of lower prices for the commodity and oil dependent economies on which these countries depend.
World export volume can be monitored by an index produced by the Netherlands Bureau for Economic policy which is indexed to 100 in 2005 volume. It ended 2014 at 140.2 and 2015 at 141.
The importance of global trade varies tremendously from country to country. For the U.S. economy, for example, trade is a much smaller component of GDP than for most other developed and developing economies. Total trade as a percent of GDP–exports plus imports–in the U.S. last year was 29.9% according to the latest World Trade Organization statistics. So while the U.S. remained the largest importer in the world and the second largest exporter, trade was still a smaller part of our economy than that of our major trading partners.
The economies of the Middle East and Africa are all quite dependent on trade. While the regions outperformed expectations in 2015 they continue to be challenged by a shortage of capital to finance trade. The African Development Bank in a recent study found that 80% of the African workforce was employed by the small- and medium-sized business that depended on trade and the availability of trade finance. The report quantified the shortfall at between $110-120 billion in 2015. Well-structured deals domiciled in Africa present attractive investment opportunities.
SECURITY SELECTION AND SECTOR DIVERSIFICATION
The Fund was invested in a portfolio of trade finance-related assets that was widely diversified over sectors and geographic regions. Regionally, the Fund, as of the end of the reporting period, was invested 39.46% in Middle East/Africa, 18.55% in Asia, 13.88% in Eastern Europe, 13.55% in Latin America, 4.63% in Western Europe, 5.26% in North America and held a 4.67% cash position. The countries represented in those regions in which the Fund holds investments include: Angola, Argentina, Azerbaijan, Bangladesh, Botswana, Brazil, Burundi, Chad, Chile, Colombia, Congo, Cyprus, Dominican Republic, Egypt, Gabon, India, Indonesia, Jamaica, Kazakhstan, Kenya, Laos Peoples Democratic Republic, Lebanon, Mauritius, Mexico, Mongolia, Morocco, Netherlands, Nigeria, Pakistan, Paraguay, Russia, Saudi Arabia, Sierra Leone, Tanzania, Trinidad and Tobago, Turkey, Ukraine, United Arab Emirates, United Kingdom, United States and Zambia. The sector diversification of the Fund at the end of the reporting period was as follows: 23.24% Energy, 13.85% Basic Industry, 12.64% Consumer Non-Cyclical, 9.95% Banking, 6.44% Telecommunications, 5.12% Utilities, 4.18% Foreign Sovereign, 4.05% Services, 3.68% Supranational, 3.00% Capital Goods, 2.63% Consumer Cyclical, 2.43% Media, 2.12% Technology and Electronics, 1.89% Asset-Backed, 0.09% Automotive and 4.67% in cash. The Fund's broad diversification on both a regional and sector basis made a positive contribution to Fund performance on an absolute basis and relative to the LIBOR.
Annual Shareholder Report

MARKET SPREADS
Spreads in the market remained stable. At the end of the reporting period, the average coupon of transactions in the Fund was approximately 4%.
1	Federated Project and Trade Finance Core Fund is NOT a mutual fund. The Fund operates as an open-end extended payment fund. Shareholders of the Fund will have a restricted ability to redeem shares of the Fund (“Shares”). When a redeeming shareholder presents Shares to the transfer agent in proper order for redemption, the Fund has up to thirty-one (31) days to make payment to the redeeming shareholder. The price of the redeemed Shares will be determined as of the closing net asset value (NAV) of the Fund twenty-four (24) days after receipt of a shareholder redemption request or if such date is a weekend or holiday, on the preceding business day (the “Redemption Pricing Date”). Under normal circumstances, the Fund will make payment to the redeeming shareholder one business day after the Redemption Pricing Date (the “Redemption Payment Date”). However, the Fund reserves the right to make payment up to seven (7) days after the Redemption Pricing Date, provided such date does not exceed thirty-one (31) days after the Shares have been presented for redemption in proper order. Shareholders that redeem Shares will incur the risk that the value of their Shares presented for redemption will be worth less on the Redemption Pricing Date than on the date they submitted their redemption request.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LIBOR.
3	The Commonwealth of Independent States includes nine full member states (Armenia, Azerbaijan, Belarus, Kazakhstan, Kyrgyzstan, Moldova, Russia, Tajikistan and Uzbekistan).
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Project and Trade Finance Core Fund from August 26, 2009 (start of performance) to March 31, 2016, compared to the 1-Month London Interbank Offered Rate (LIBOR).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of March 31, 2016
Average Annual Total Returns for the Period Ended 3/31/2016
	1 Year	5 Years	Start of Performance*
Fund	3.46%	3.37%	3.45%
LIBOR	0.25%	0.21%	0.23%
*	The Fund's start of performance date was August 26, 2009.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, current shareholders may call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
1	The Fund's performance assumes the reinvestment of all dividends and distributions.
The London Interbank Offered Rate (LIBOR) is a daily reference rate based on the interest rates at which banks borrow unsecured funds from other banks in the London wholesale money market (or interbank market). LIBOR is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.	2
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At March 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Trade Finance Agreements	90.5%
Corporate Debt Securities	3.0%
Foreign Government Securities	1.0%
Cash Equivalents[2]	4.3%
Other Assets and Liabilities—Net[3]	1.2%
TOTAL	100.0%
1	See the Fund's Private Offering Memorandum and Part B: Information Required in a Statement of Additional Information for a description of these security types.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
March 31, 2016
Principal Amount or Shares			Value
		CORPORATE BONDS—3.0%
		Energy - Exploration & Production—0.8%
$4,391,262	[1,2]	Afren PLC, Series REGS, 11.50%, 2/1/2016	$31,837
3,435,840		Dolphin Energy Ltd., Series REGS, 5.888%, 6/15/2019	3,672,552
		TOTAL	3,704,389
		Supranational—1.0%
5,000,000		African Export-Import Bank, 3.875%, 6/4/2018	5,022,100
		Telecommunications - Wireless—1.2%
5,700,000		America Movil S.A.B. de C.V., Floating Rate Note - Sr. Note, 1.6323%, 9/12/2016	5,698,119
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,134,918)	14,424,608
		TRADE FINANCE AGREEMENTS—90.5%[3]
		Automotive - Auto Parts & Equipment—0.1%
445,231		Volvo Chile, 2.938%, 4/19/2016	428,535
		Basic Industry - Building Materials—1.3%
6,500,000		Cemex SA, 3.935%, 9/30/2019	6,496,750
		Basic Industry - Chemicals—1.8%
3,846,154		Eurochem II, 2.4182%, 8/22/2018	3,801,923
5,000,000		Uralkali, 3.4948%, 4/20/2019	4,960,000
		TOTAL	8,761,923
		Basic Industry - Forestry/Paper—0.7%
3,256,061		Bahia Cellulose, 4.2336%, 2/14/2018	3,288,621
		Basic Industry - Metals/Mining Excluding Steel—9.7%
1,858,676		African Minerals, 5.8235%, 3/30/2018	1,705,335
2,299,362	[4]	Discovery Copper, 4.467%, 3/31/2015	692,108
5,739,365	[4]	Just Group LLC, 7.3979%, 12/31/2015	3,736,327
3,750,000		FQM Ltd., 3.3694%, 5/1/2019	3,701,250
11,250,000		FQM Ltd., 3.3694%, 5/1/2019	11,250,000
1,250,000		Ferrexpo PLC, Series 144A, 2.688%, 8/31/2016	1,243,125
7,333,333		Kazakhmys II, 3.152%, 12/31/2018	7,293,000
4,813,339		Mechel Kuzbass III, 5.6335%, 12/8/2016	1,446,408
4,820,648		Mechel Yakutugol III, 5.6335%, 12/8/2016	1,448,605
5,000,000		Polymetal, 4.3801%, 11/6/2019	4,985,000
2,285,714		Russian Copper, 4.4405%, 12/4/2018	2,252,571
7,500,000		Trafigura, 1.00%, 6/30/2016	7,507,500
		TOTAL	47,261,229
		Capital Goods - Aerospace & Defense—2.9%
4,246,231		Air India, 3.7245%, 6/30/2016	4,246,231
4,800,000		Biman, 6.1206%, 2/4/2019	4,790,400
1,500,000		TAAG ANG III, 4.3751%, 9/30/2016	1,493,250
3,541,667		TAAG Angola Airlines, 5.50%, 6/9/2020	3,545,209
200,000		TAAG II, Floating Rate Note, 6.3786%, 6/27/2016	199,400
		TOTAL	14,274,490
		Consumer Cyclical - Apparel/Textiles—2.6%
3,000,000		Defacto, 4.434%, 3/3/2019	3,000,000
4,775,000		PT Delta Dunia, 6.01185%, 3/3/2020	4,775,000
4,750,000		PT Delta Merlin 2, 5.758%, 10/7/2020	4,745,250
		TOTAL	12,520,250
Annual Shareholder Report

Principal Amount or Shares			Value
		TRADE FINANCE AGREEMENTS—continued[3]
		Consumer Non-Cyclical - Tobacco—2.0%
$4,966,716		LTAM PM, 4.1788%, 3/1/2017	$4,750,167
4,988,493		LTAM RJ, 4.1602%, 4/3/2017	4,753,535
		TOTAL	9,503,702
		Consumer Non-Cyclical/Food-Wholesale—10.4%
350,000		Agrofertil, 5.25%, 4/30/2016	348,476
640,004	[1,2]	Banacol, 11.50%, 11/1/2016	603,524
750,000		Belagricola, 5.6286%, 6/28/2016	744,375
5,000,000		Biosev, 5.2273%, 6/2/2017	5,000,000
7,500,000		Export Trade FBN, 4.6599%, 10/30/2016	7,507,500
1,200,286	[4]	GVO, 5.4353%, 11/2/2015	1,200,286
3,000,000		Kernel Holding SA, 6.1349%, 2/8/2018	2,997,000
3,750,000		Louis Dreyfus II, 3.3179%, 10/4/2016	3,708,750
4,950,000		Marfrig, 4.00%, 7/11/2016	4,962,375
2,000,000		Nidera Sementes, 4.24195%, 6/30/2016	1,988,000
6,469,432		Olam Nigeria, 1.7734%, 12/16/2016	6,469,432
794,704		PT Angel, 3.825%, 8/22/2017	794,306
2,571,429	[1,2]	REI Agro Ltd., 6.6251%, 10/31/2014	772,714
3,333,500		Seara, 5.48955%, 6/15/2017	3,333,500
3,181,818		Tiryaki Agro, 4.5202%, 4/15/2019	3,105,455
604,820		Tiryaki ITFC, 3.50%, 4/15/2019	603,308
6,500,000		Vicentin SIAC, 1.00%, 10/28/2018	6,500,000
		TOTAL	50,639,001
		Energy - Exploration & Production—13.8%
3,833,333		Circle Petro, 6.13235%, 6/11/2018	3,737,500
4,104,308		EGPC, 3.53585%, 12/23/2019	4,100,204
6,242,889		EMP II, 6.4315%, 12/23/2018	6,230,403
2,000,000		Kazmunaigas, 2.5413%, 7/15/2016	1,995,000
1,304,861		Mauriel Promme, 8.12835%, 12/23/2018	1,304,861
3,916,667		Merlon Petro, 5.6396%, 3/15/2019	3,914,708
7,000,000		Neconde, 8.6286%, 12/27/2018	7,000,000
5,392,039		Nigerian Petro, 4.38955%, 6/15/2019	5,321,942
6,720,000		PT MaxPower, 5.6646%, 3/31/2020	6,713,280
2,318,741		Pakistan, Government of, 1.00%, 3/31/2017	2,318,741
1,613,462		Ptmitraperk, 6.435%, 12/31/2020	1,582,806
1,923,077		Rosneft Oil III, 3.0191%, 4/24/2017	1,850,000
4,481,015		SHT, 5.438%, 5/8/2017	4,425,003
5,000,000		SNPC, 1.00%, 3/4/2020	5,010,000
330,812	[1,2]	SV Oil & Natural Gas Ltd., 4.4362%, 9/14/2013	329,654
5,000,000		Sonangol FBN II, 1.00%, 5/15/2016	5,000,000
2,050,648		Sonangol FBN III, 1.00%, 5/15/2016	2,050,648
4,565,217		Sonangol, 3.7266%, 9/28/2021	4,380,326
		TOTAL	67,265,076
		Energy - Gas Distribution—1.4%
7,000,000		Cheniere Corpus, 2.44685%, 2/28/2021	6,811,000
		Energy - Integrated Energy—2.9%
6,314,173		Oando Insured, 9.7374%, 6/30/2019	6,314,173
2,706,073		Oando Uninsured, 9.7374%, 6/30/2019	2,697,955
5,000,000		Puma International Financing SA, 2.63335%, 5/15/2018	4,987,500
		TOTAL	13,999,628
Annual Shareholder Report

Principal Amount or Shares			Value
		TRADE FINANCE AGREEMENTS—continued[3]
		Energy - Oil Field Equipment & Services—0.8%
$4,000,000		ADES, 5.1246%, 11/23/2020	$4,004,000
		Energy - Oil Refining and Marketing—4.1%
5,000,000		Aramco, 0.55%, 4/1/2016	4,999,000
1,350,000		BB Energy, 1.00%, 6/24/2016	1,349,325
7,500,000		Dangote, 5.3949%, 9/4/2020	7,552,500
5,000,000		Petro Co. of T&T (Trinidad and Tobago), 1.6396%, 6/15/2016	5,002,500
2,292,233	[1,2,4]	Samir Energy II, 3.9005%, 12/31/2015	1,147,263
		TOTAL	20,050,588
		Finance—1.9%
9,000,000		LFC TGB, 2.1182%, 5/26/2016	9,009,000
		Finance/Banks/Brokers—9.7%
2,000,000		AccessBank, 1.00%, 4/29/2017	1,993,000
2,600,000		AccessBank, 1.00%, 5/26/2016	2,590,900
5,000,000		BBVA- Minera, 6.4529%, 5/23/2016	4,990,000
5,000,000		BPC Tranche B, 0.7465%, 12/13/2016	5,002,500
7,500,000		CFC Stanbic, 3.1202%, 11/5/2016	7,500,000
5,000,000		Garanti Bankasi, 3.0039%, 11/23/2017	4,987,500
5,000,000		Int Bk AZ Murab, 5.7773%, 4/14/2016	4,995,000
4,000,000		Turk Vakifbank, 1.00%, 12/21/2017	3,996,000
5,000,000		Turkey Garanti Bank, 3.5289%, 5/3/2016	5,037,500
1,333,333		Union Bank of Nigeria, 4.935%, 1/28/2017	1,307,333
3,076,923		Veb, 4.115%, 1/31/2020	3,075,385
1,875,000		Zenith Bank Ltd., 3.8835%, 12/5/2016	1,861,875
		TOTAL	47,336,993
		Foreign Sovereign—5.1%
5,000,000		Bank of Lao, 4.9786%, 12/29/2019	5,005,000
5,000,000		Banreservas, 1.63955%, 3/9/2017	4,992,500
5,000,000		Egypt Electric, 4.8702%, 5/5/2020	4,955,000
5,000,000		National Bank of Egypt, 3.1719%, 6/4/2018	4,887,500
5,000,000		Turk Eximbank, 0.75%, 3/21/2017	4,990,000
		TOTAL	24,830,000
		Media Cable—2.4%
4,937,500		Solusi Tunas PRA, 3.15845%, 12/31/2019	4,890,594
6,687,694		UPC Liberty Global, 1.00%, 11/7/2016	6,694,381
		TOTAL	11,584,975
		Services - Construction Services—1.5%
4,000,000		CPC II, 1.00%, 7/19/2018	4,000,000
1,421,053		CPC International, Inc., 3.384%, 12/31/2016	1,404,000
1,800,000		IIF, 2.7254%, 7/18/2019	1,802,700
		TOTAL	7,206,700
		Services/Railroads—1.5%
7,129,438		Eastcommtrans II, 5.8932%, 1/15/2020	7,140,132
		Supranational—2.6%
5,000,000		Axfremix TLF 2015, 1.676%, 5/18/2017	5,000,000
7,500,000		PTA Bank, 3.1213%, 10/21/2016	7,500,000
		TOTAL	12,500,000
		Technology & Electronics - Computer Hardware—2.1%
7,500,000		Dell Receivables, 1.3329%, 5/19/2016	7,492,500
Annual Shareholder Report

Principal Amount or Shares			Value
		TRADE FINANCE AGREEMENTS—continued[3]
		Technology & Electronics - Computer Hardware—continued
$2,614,097		Logicom, 1.00%, 8/23/2016	$2,606,254
		TOTAL	10,098,754
		Telecommunications - Fixed Line—1.3%
2,062,500		INT Towers, 5.4235%, 12/10/2021	2,046,000
4,411,765		Liquid Telecom, 4.7567%, 10/31/2019	4,413,971
		TOTAL	6,459,971
		Telecommunications - Wireless—3.8%
5,143,000		Digicel D2, 4.1309%, 3/31/2019	5,161,001
7,000,000		IHS Zambia, Floating Rate Note, 6.9405%, 3/6/2021	6,944,000
1,482,165		MCS Holdings LLC, 7.9315%, 11/24/2017	1,463,638
5,000,000		MNC Sky Vision, 4.8839%, 12/11/2016	4,905,000
		TOTAL	18,473,639
		Utility/Electricity Generation—4.1%
5,743,072		Adani Power Ltd., 3.9309%, 6/30/2018	5,728,713
5,150,000		MOF Angola, 5.8318%, 2/16/2018	5,098,500
7,500,000		MOF Bangladesh, 5.7706%, 6/17/2019	7,488,750
1,576,182		Virgin Islands, 3.50%, 4/29/2016	1,571,189
		TOTAL	19,887,152
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $451,950,923)	439,832,109
		FOREIGN GOVERNMENTS/AGENCIES—1.0%[3]
		Energy - Exploration & Production—0.0%
67,012		Egypt, Government of, 3.212%, 8/31/2016	67,012
		Foreign Sovereign—1.0%
5,000,000		Kenya, Government of, 6.1109%, 12/28/2017	4,952,500
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $5,033,481)	5,019,512
		INVESTMENT COMPANY—4.3%
20,851,257	[5]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[6] (AT NET ASSET VALUE)	20,851,257
		TOTAL INVESTMENTS—98.8% (IDENTIFIED COST $496,970,579)[7]	480,127,486
		OTHER ASSETS AND LIABILITIES - NET—1.2%[8]	5,996,610
		TOTAL NET ASSETS—100%	$486,124,096
1	Issuer in default.
2	Non-income-producing.
3	Denotes restricted securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2016, these restricted securities amounted to $444,851,621 which represented 91.5% of total net assets.
4	Principal amount and interest were not paid upon final maturity.
5	Affiliated holding.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $497,287,577.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2016.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$14,424,608	$—	$14,424,608
Trade Finance Agreements	—	—	439,832,109	439,832,109
Foreign Governments/Agencies	—	—	5,019,512	5,019,512
Investment Company	20,851,257	—	—	20,851,257
TOTAL SECURITIES	$20,851,257	$14,424,608	$444,851,621	$480,127,486
The Fund uses a pricing service to provide price evaluation for Level 3 asset-backed securities and trade finance agreements. The quantitative unobservable inputs used by the pricing service are proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Securities	Investments in Trade Finance Agreements	Investments in Foreign Governments/ Agencies
Balance as of April 1, 2015	$566,528	$425,136,956	$6,272,878
Accrued discount/premiums	(571)	1,380,185	1,796
Security type transfer	—	(1,918,804)	1,918,804
Realized gain (loss)	(72,271)	(1,934,154)	—
Change in unrealized appreciation (depreciation)	(21,600)	582,202	(21,754)
Purchases	—	289,181,518	7,477,534
(Sales)	(472,086)	(272,595,794)	(10,629,746)
Balance as of March 31, 2016	$—	$439,832,109	$5,019,512
The total change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2016	$—	$(829,216)	$(13,969)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.37	$9.65	$9.77	$9.77	$9.95
Income From Investment Operations:
Net investment income	0.38	0.37[1]	0.43	0.49[1]	0.53
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.06)	(0.27)	(0.10)	0.01	(0.16)
TOTAL FROM INVESTMENT OPERATIONS	0.32	0.10	0.33	0.50	0.37
Less Distributions:
Distributions from net investment income	(0.37)	(0.38)	(0.43)	(0.46)	(0.51)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.02)	(0.04)	(0.04)
TOTAL DISTRIBUTIONS	(0.37)	(0.38)	(0.45)	(0.50)	(0.55)
Net Asset Value, End of Period	$9.32	$9.37	$9.65	$9.77	$9.77
Total Return[2]	3.46%	1.04%	3.47%	5.30%	3.76%
Ratios to Average Net Assets:
Net expenses	0.22%	0.16%	0.08%	0.00%[3]	0.00%[3]
Net investment income	4.07%	3.90%	4.33%	5.02%	5.35%
Expense waiver/reimbursement[4]	0.12%	0.19%	0.16%	0.35%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$486,124	$504,824	$464,440	$268,138	$224,842
Portfolio turnover	47%	51%	65%	62%	38%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The Adviser reimbursed all operating expenses incurred by the Fund.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2016
Assets:
Total investment in securities, at value including $20,851,257 of investment in an affiliated holding (Note 5) (identified cost $496,970,579)		$480,127,486
Cash		148,372
Income receivable		140,572
Receivable for investments sold		2,284,706
Bank loan receivable		3,719,817
Prepaid expenses		27,583
TOTAL ASSETS		486,448,536
Liabilities:
Bank overdraft denominated in foreign currencies (identified cost $38)	$41
Drawdown fees	68,400
Income distribution payable	126,865
Payable to adviser (Note 5)	504
Payable for auditing fees	128,630
TOTAL LIABILITIES		324,440
Net assets for 52,134,144 shares outstanding		$486,124,096
Net Assets Consist of:
Paid-in capital		$512,586,247
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(16,843,096)
Accumulated net realized loss on investments and foreign currency transactions		(10,053,761)
Undistributed net investment income		434,706
TOTAL NET ASSETS		$486,124,096
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($486,124,096÷ 52,134,144 shares outstanding), no par value, unlimited shares authorized		$9.32
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended March 31, 2016
Investment Income:
Interest			$21,046,317
Dividends received from an affiliated holding (Note 5)			76,000
TOTAL INCOME			21,122,317
Expenses:
Investment adviser fee (Note 5)		$492,564
Custodian fees		33,950
Transfer agent fee		40,986
Directors'/Trustees' fees (Note 5)		11,825
Auditing fees		150,630
Legal fees		202,534
Portfolio accounting fees		373,970
Share registration costs		3,185
Printing and postage		16,817
Risk insurance expense (Note 5)		318,828
Miscellaneous (Note 5)		14,199
TOTAL EXPENSES		1,659,488
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(492,564)
Reimbursement of other operating expenses	(85,114)
TOTAL WAIVER AND REIMBURSEMENTS		(577,678)
Net expenses			1,081,810
Net investment income			20,040,507
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(2,982,424)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(252,472)
Net realized and unrealized loss on investments and foreign currency transactions			(3,234,896)
Change in net assets resulting from operations			$16,805,611
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended March 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,040,507	$18,970,812
Net realized loss on investments and foreign currency transactions	(2,982,424)	(4,698,281)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(252,472)	(9,534,300)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,805,611	4,738,231
Distributions to Shareholders:
Distributions from net investment income	(19,384,738)	(19,407,174)
Share Transactions:
Proceeds from sale of shares	9,919,670	123,344,761
Net asset value of shares issued to shareholders in payment of distributions declared	17,586,635	16,028,150
Cost of shares redeemed	(43,626,893)	(84,319,907)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(16,120,588)	55,053,004
Change in net assets	(18,699,715)	40,384,061
Net Assets:
Beginning of period	504,823,811	464,439,750
End of period (including undistributed net investment income of $434,706 and $81,743, respectively)	$486,124,096	$504,823,811
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Cash Flows
Year Ended March 31, 2016
Operating Activities:
Change in net assets resulting from operations	$16,805,611
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Provided By Operating Activities:
Purchase of investment securities	(463,141,813)
Proceeds from disposition of investment securities	467,473,537
Purchase of short-term investments, net	7,827,946
Increase in income receivable	(1,325,283)
Increase in prepaid expenses	(24,121)
Decrease in receivable for investments sold	1,344,707
Decrease in unrealized appreciation of foreign exchange contracts	2,342
Decrease in payable for investments purchased	(21,407)
Decrease in drawdown fees	(34,000)
Increase in unrealized depreciation of foreign exchange contracts	(3,913)
Increase in accrued expenses	26,325
Net realized loss on investments and foreign currency transactions	2,982,424
Change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency	254,043
NET CASH PROVIDED BY OPERATING ACTIVITIES	32,166,398
Financing Activities:
Proceeds from shares sold	9,919,670
Payments of shares redeemed	(43,626,893)
Distributions paid in cash	(1,818,036)
NET CASH USED BY FINANCING ACTIVITIES	(35,525,259)
Net decrease in cash	(3,358,861)
Cash at beginning period	3,507,192
Cash at end of period	$148,331
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $17,586,635.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
March 31, 2016
1. ORGANZATION
Federated Project and Trade Finance Core Fund (the “Fund”) is a non-diversified portfolio of Federated Core Trust III (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund operates as an open-end extended payment fund. The Fund's investment objective is to provide total return. Currently, the Fund is only available for purchase by organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act 1933 (the ”1933 Act”) and “qualified purchasers” as defined in Section 2(a)(51) of the Act. The Fund is not a mutual fund, and its shares are offered pursuant to an exemption from registration under the 1933 Act, as amended.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security.
Annual Shareholder Report

Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The detail of total fund expense waivers and reimbursements of $577,678 is disclosed Note 5.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Delaware.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $4,035 and $9,480, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees. The Fund's restricted securities were acquired between August 27, 2009 and March 31, 2016, with the total acquisition cost of $452,997,202.
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Exchange Contracts
Foreign exchange contracts	$(21,445)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Exchange Contracts
Foreign exchange contracts	$1,571
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended March 31	2016	2015
Shares sold	1,058,296	12,869,531
Shares issued to shareholders in payment of distributions declared	1,880,843	1,680,152
Shares redeemed	(4,661,768)	(8,846,016)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,722,629)	5,703,667
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for defaulted securities, foreign currency reclasses and discount accretion/premium amortization on debt securities.
Annual Shareholder Report

For the year ended March 31, 2016, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(302,806)	$302,806
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2016 and 2015, was as follows:
	2016	2015
Ordinary income	$19,384,738	$19,407,174
As of March 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$449,721
Net unrealized depreciation	$(17,160,091)
Capital loss carryforwards	$(9,751,781)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to defaulted securities and transfer fees.
At March 31, 2016, the cost of investments for federal tax purposes excluding any unrealized depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $497,287,577. The net unrealized depreciation of investments for federal tax purposes was $17,160,091. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,964,806 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,124,897.
At March 31, 2016, the Fund had a capital loss carryforward of $9,751,781 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$1,980,505	$7,771,276	$9,751,781
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.10% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser and its affiliates on their own initiative have agreed to waive their fees (if any), and reimburse the Fund such that the Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates and operating expenses associated with premiums for risk insurance policies on portfolio securities) in an amount up to 0.15% of the Fund's average daily net assets. The Adviser and its affiliates can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended March 31, 2016, the Adviser voluntarily waived $449,415 of its fee and voluntarily reimbursed $85,114 of other operating expenses.
Certain of the Fund's assets are managed by Federated Investors (UK) LLP (the “Sub-Adviser”) an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.39% of the daily net assets of the Fund paid by Adviser out of its resources and is not an incremental Fund expenses. For the year ended March 31, 2016, the Sub-Adviser earned a fee of $1,924,975.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2016, the Adviser reimbursed $43,149. Transactions involving the affiliated holding during the year ended March 31, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2015	28,679,203
Purchases/Additions	410,306,239
Sales/Reductions	(418,134,185)
Balance of Shares Held 3/31/2016	20,851,257
Value	$20,851,257
Dividend Income	$76,000
Affiliated Shares of Beneficial Interest
As of March 31, 2016, a majority of the shares of beneficial interest outstanding are owned by another affiliated managed investment company.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2016, were as follows:
Purchases	$172,866,536
Sales	$175,629,636
7. CONCENTRATION OF RISK (UNAUDITED)
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At March 31, 2016, the diversification of countries was as follows:
Country	Percentage of Total Net Assets
Nigeria	8.4%
Indonesia	7.5%
Turkey	7.1%
United States	6.9%
Angola	6.5%
Egypt	5.3%
Brazil	5.0%
Russia	4.5%
Kenya	4.1%
Kazakhstan	3.4%
South Africa	3.1%
Mexico	2.5%
Argentina	2.4%
India	2.3%
Saudi Arabia	2.1%
Azerbaijan	2.0%
Trinidad And Tobago	2.0%
Bangladesh	1.5%
Burundi	1.5%
Tanzania, United Republic Of	1.5%
Netherlands	1.4%
Zambia	1.4%
Gabon	1.3%
Annual Shareholder Report

Country	Percentage of Total Net Assets
United Arab Emirates	1.3%
Jamaica	1.1%
Mongolia	1.1%
Botswana	1.0%
Congo	1.0%
Lao Peoples Democratic Republic	1.0%
Chad	0.9%
Mauritius	0.9%
Ukrainian SSR	0.9%
Pakistan	0.5%
Sierra Leone	0.4%
Lebanon	0.3%
Macau	0.2%
Colombia	0.1%
Paraguay	0.1%
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2016, there were no outstanding loans. During the year ended March 31, 2016, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2016, there were no outstanding loans. During the year ended March 31, 2016, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of the Federated Core Trust III and the Shareholders of
Federated Project and Trade Finance Core Fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Project and Trade Finance Core Fund (the “Fund”), a series of the Federated Core Trust III, as of March 31, 2016, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2016 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Project and Trade Finance Core Fund as of March 31, 2016, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
May 24, 2016
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 to March 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period[1]
Actual	$1,000.00	$1,018.70	$1.26
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.75	$1.26
1	Expenses are equal to the Fund's annualized net expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised one portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: February 2008	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries. J. Christopher Donahue is the son of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: February 2008	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: February 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: February 2008	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: February 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: February 2008	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: February 2008	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2008	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: February 2008	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Chris McGinley Birth Date: July 28, 1978 Vice President Officer since: June 2012 Portfolio Manager since: December 2009	Principal Occupations: Chris McGinley has been the Fund's Portfolio Manager since December 2009. He is Vice President of the Trust with respect to the Fund Mr. McGinley joined Federated in 2004 as an associate research analyst in the international fixed-income department. He became an Assistant Vice President of the Fund's Adviser in 2005. Mr. McGinley worked in Senator Rick Santorum's office in 2001 and from 2002 to 2004 he served as Legislative Correspondent for Senator Santorum. Mr. McGinley earned his B.S. and received his M.P.I.A. from the University of Pittsburgh.
Ihab Salib Birth Date: December 14, 1964 VICE PRESIDENT Officer since: June 2012 Portfolio Manager since: August 2009	Principal Occupations: Ihab Salib has been a Portfolio Manager of the Fund since August 2009. He is Vice President of the Trust with respect to the Fund Mr. Salib joined Federated in April 1999 as a Senior Fixed-Income Trader/Assistant Vice President of the Fund's Adviser. In July 2000, he was named a Vice President of the Fund's Adviser and in January 2007 he was named a Senior Vice President of the Fund's Adviser. He has served as a Portfolio Manager since January 2002. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed-Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a major in Economics from Stony Brook University.
Dalia Kay Birth Date: March 13, 1970 VICE PRESIDENT Officer since: August 2014 Portfolio Manager since: April 2013	Principal Occupations: Dalia Kay has been the Fund's Portfolio Manager since April 2013. She is Vice President of the Trust with respect to the Fund. Ms. Kay joined the Sub-Adviser in October 2013. From 1994 until September 30, 2013, Ms. Kay was a member of GML Capital LLP and its Trade Finance Portfolio Team. From April 2013 to September 30, 2013, Ms. Kay served as a portfolio manager to the Fund as a member of GML Capital LLP, the sub-adviser to the Fund during that time period. From December 2006 to September 30, 2013, Ms. Kay was an Investment Portfolio Adviser for GML Capital LLP's investment funds. From 1994 to December 2006, Ms. Kay was Associate Director of Trade Finance and Forfaiting with GML International Limited, where she coordinated origination, structuring, documentation and distribution of short- and medium-term trade finance transactions focusing on Turkey, Kazakhstan, Romania, Ukraine and the former Yugoslavia. Ms. Kay received a Diploma in Law and a BA in Economics from the University of Geneva. She is fluent in French.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Patrick Bayliss Birth Date: September 25, 1968 VICE PRESIDENT Officer since: August 2014 Portfolio Manager since: April 2013	Principal Occupations: Patrick Bayliss has been the Fund's Portfolio Manager since April 2013 . He is Vice President of the Trust with respect to the Fund. Mr. Bayliss joined the Sub-Adviser in October 2013. From 2007 until September 30, 2013, Mr. Bayliss was a member of GML Capital LLP and its Trade Finance Portfolio Team. From April 2013 to September 30, 2013, Mr. Bayliss served as a portfolio manager to the Fund as a member of GML Capital LLP, the sub-adviser to the Fund during that time period. Mr. Bayliss began his career in 1990 at Saudi International Bank (now Gulf International Bank) where he became a Fund Manager, managing quantitative equity portfolios. This was followed by period at Deutsche Bank's credit trading in the Emerging Markets Division. Before joining GML Capital LLP, Mr. Bayliss was a co-founder of LTP Trade, a specialist trade finance company, and a Portfolio Manager at Bluecrest Capital Management. Mr. Bayliss holds a BSc (Econ) from Bristol University, U.K.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Project and Trade Finance Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. Although the Adviser charges the Fund an investment advisory fee for its services, the Adviser has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero. The Adviser or its affiliates may, however, receive compensation for managing assets invested in the Fund.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
As previously noted, the Adviser charges the Fund an investment advisory fee for its services but has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero; however, the Board did consider compensation and benefits received by the Adviser and subadviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any);
Annual Shareholder Report

and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund outperformed its benchmark index for the one-year period and outperformed its benchmark index for the three-year period and outperformed its benchmark index for the five-year period.
Because the Fund's expenses will remain at zero due to waiver of the investment advisory fee and/or reimbursement of other expenses, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no net advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category under “Find Private Funds.” Select a Fund under “All Private Funds” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category under “Find Private Funds.” Select a Fund under “All Private Funds” to access the “Portfolio Characteristics” tab.
Annual Shareholder Report

The Fund is not a bank deposit or obligation, is not guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the Fund involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Project and Trade Finance Core Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31415N103
Q450320 (5/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $128,630

Fiscal year ended 2015 – $124,400

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 – $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 – $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and NA respectively.

4(c)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and NA respectively.

4(d)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and NA respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $15,972

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust III

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 24, 2016